POST-EMPLOYMENT BENEFIT - Change referring to health plans and life insurance (Details) - Present value of the defined benefit obligations - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Pension Benefits
Beginning Balance	R$ 162,635	R$ 255,181
Current service cost	9,702	9,652
Interest on actuarial obligation	14,544	16,404
Benefits paid in the year	(9,183)	(6,966)
Past service cost	(21,433)
Gain/Loss on actuarial obligations arising from remeasurement	18,451	(111,636)
Actuarial losses arising from changes in demographic assumptions	(10,201)	(10,920)
Actuarial gains/losses arising from changes in financial assumptions	(52,333)	28,221
Actuarial gains/losses resulting from adjustments based on experience	80,985	(128,937)
Closing Balance	R$ 174,716	R$ 162,635